Long-Term Incentive Awards	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Long-Term Incentive Awards
 Long-Term Incentive Awards
Stock-based Compensation
The Company’s 2004 Amended and Restated Long-Term Incentive Plan (the “2004 Plan”) provides for the granting of stock options, restricted stock, phantom stock, performance stock awards and other stock-based awards to selected employees and non-employee directors of the Company. At December 31, 2012, approximately 6.0 million shares were available for grant or award under the 2004 Plan. The Compensation Committee of the Company’s Board of Directors selects participants from time to time and, subject to the terms and conditions of the 2004 Plan, determines all terms and conditions of awards. The Company issues originally issued shares upon exercise of stock options and for restricted stock grants.
The Company has the following equity awards grants under the 2004 Plan:

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Time-based awards The Company granted time-based restricted stock awards to employees which vest 1/3 per year and time-based restricted stock awards to the Company's Directors which vest on the date of the Company's annual meeting of stockholders that follows the grant date. The grant-date fair value per share for these time-based restricted stock awards is equal to the closing price of the Company's stock on the grant date. Additionally, the Company granted stock options which vest 1/3 per year and have a maximum contractual term of 10 years.

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Objective-based awards The Company granted additional compensation awards to employees that are based on the Company's achievement of certain Company-based performance objectives as well as the Company's achievement of certain market-based objectives. A portion of these awards are payable in shares of the Company's stock and vest 1/3 per year. If the highest market-based and Company-based performance objectives are met, a portion of these awards are payable in cash and cliff vest at the first anniversary of the grant date. Additionally, the Company granted certain awards to its Chief Executive Officer that are based upon the Company's achievement of certain market-based objectives that, if met, will be payable in cash at the end of the vesting period, ("Performance Retention Awards") as well as a retention award outside of the 2004 Plan payable in cash at the end of a three year vesting equal to the product of 500,000 shares and the lesser of the average stock price of the Company's common stock for the 90 days prior to the date of vesting and $10.00.

The Company recognized $2.6 million and $0.9 million in employee compensation expense and $0.9 million and $0.3 million in related income tax benefit for all liability based awards during the years ended December 31, 2012 and 2011, respectively. The Company recognized $6.2 million, $5.3 million and $4.4 million in employee stock-based compensation expense and $2.2 million, $1.8 million and $1.6 million in related income tax benefit for all share-settled awards during the years ended December 31, 2012, 2011 and 2010, respectively. The Company classified thirteen thousand, $0.9 million and $0.4 million in excess tax benefits as a financing cash inflow for the years ended December 31, 2012, 2011 and 2010, respectively. The Company's estimate of future expense relating to stock options, restricted stock and liability-based awards granted through December 31, 2012 as well as the remaining vesting period over which the associated expense is to be recognized is presented in the following table:

	December 31, 2012
	Unrecognized Compensation Expense	Weighted Average Remaining Term
	(in thousands)	(in years)
Stock Option Awards	$121	0.2
Time-based Restricted Stock Awards	4,632	1.2
Objective-based Awards (share settled)	1,921	1.2
Objective-based Awards (cash settled)	1,563	0.9

The Company uses various assumptions to estimate the fair value of the Company's stock option awards and objective-based awards. The Company uses the historical volatility of its common stock to estimate volatility while the dividend yield assumption was based on historical and anticipated dividend payouts. The risk-free interest rate assumption was based on observed interest rates consistent with the approximate vesting period.
Objective-based Awards (cash settled)
The Company accounts for awards, or the portion of the awards, requiring cash settlement under stock-compensation principles of accounting as liability instruments. The fair value of all liability instruments are being remeasured based on the awards' estimated fair value at the end of each reporting period and are being recorded to expense over the vesting period. The awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued using a Monte Carlo simulation based on the following weighted-average assumptions:

	December 31, 2012		December 31, 2011
	Performance Retention Awards	Restricted Stock Market-Based	Performance Retention Awards
Dividend yield	—	—	—
Expected price volatility	65.0%	65.0%	65.0%
Risk-free interest rate	0.2%	0.1%	0.3%
Stock price	$6.17	$6.17	$4.44
Fair value	$3.24	$6.17	$1.83

The stock price represents the closing price of the Company's common stock at the valuation date.
Stock Option Awards
The fair value of the stock options granted under the 2004 Plan was estimated on the date of grant using the Trinomial Lattice option pricing model with the following assumptions used:

2010
Dividend yield	—
Expected price volatility	45.8%
Risk-free interest rate	2.7%
Expected life of options (in years)	6.0
Weighted-average fair value of options granted	$1.67

The Company used the simplified method to estimate the expected life of the options granted. There were no options granted in year ended 2011 or 2012.

The following table summarizes stock option activity under the 2004 Plan as of December 31, 2012 and changes during the year then ended:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2012	3,815,800	$8.13	6.74	$4,546
Granted	—	—
Exercised	(137,579)	1.98
Forfeited	(8,791)	1.65
Expired	(84,189)	8.91
Outstanding at December 31, 2012	3,585,241	8.36	5.78	8,241
Vested or Expected to Vest at December 31, 2012	3,565,041	8.39	5.77	8,175
Exercisable at December 31, 2012	3,193,587	8.93	5.60	7,282

The intrinsic value of stock options exercised during 2012, 2011 and year ended 2010 was $0.4 million, $2.3 million and twenty thousand dollars, respectively. Cash received from stock option exercises was $0.3 million, $1.7 million and eighteen thousand dollars during the years ended December 31, 2012, 2011 and year ended 2010, respectively.
Objective-based Awards (share settled)
The fair value of all awards requiring share settlement are measured at the fair value on the date of grant. These awards that are based on the Company's achievement of market-based objectives related to the Company's stock price are valued at the date of grant using a Monte Carlo simulation based on the following assumptions:

February 28, 2012
Dividend yield	—
Expected price volatility	65.0%
Risk-free interest rate	0.2%
Stock price	$5.28
Fair value	$5.28

The stock price represents the closing price of the Company's common stock at February 28, 2012.

The following table summarizes information about objective-based restricted stock outstanding as of December 31, 2012 and changes during the year then ended:

	Objective-Based Restricted Stock	Weighted- Average Grant Date Fair Value
Non-Vested at January 1, 2012	596,858	$5.93
Granted (a)	810,026	5.28
Vested	(198,972)	5.93
Forfeited	(41,521)	5.28
Non-Vested at December 31, 2012	1,166,391	5.50
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(a) The number of objective-based restricted stock shown reflects the shares that would be granted if the maximum level of performance is achieved. The number of shares actually issued may range from zero to 810,026.

The weighted-average grant date fair value of objective-based restricted stock granted during the years ended 2012 and 2011 was $5.28 and $5.93, respectively. The total fair value of objective-based restricted stock that vested during the year ended 2012 was $0.9 million. There was no objective-based restricted stock granted in the year ended 2010. In addition, there was no objective-based restricted stock that vested during the years ended 2011 or 2010.
Time-based Restricted Stock Awards
The following table summarizes information about time-based restricted stock outstanding as of December 31, 2012 and changes during the year then ended:

	Time-Based Restricted Stock	Weighted- Average Grant Date Fair Value
Non-Vested at January 1, 2012	1,375,010	$4.90
Granted	924,733	5.03
Vested	(563,431)	4.79
Forfeited	(97,774)	4.39
Non-Vested at December 31, 2012	1,638,538	5.04

The weighted-average grant date fair value of time-based restricted stock granted during the years ended 2012, 2011 and 2010 was $5.03, $5.00 and $3.79, respectively. The total fair value of time-based restricted stock that vested during the years ended 2012, 2011 and 2010 was $2.8 million, $2.4 million and $0.7 million, respectively.